Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000142756 | AT&T8655600
Holdings [Line Items]
Percent of Total Investments	3.00%
C000142756 | Verizon Communications8655825
Holdings [Line Items]
Percent of Total Investments	2.90%
C000142756 | Cisco Systems8655637
Holdings [Line Items]
Percent of Total Investments	2.30%
C000142756 | Kroger8655740
Holdings [Line Items]
Percent of Total Investments	2.20%
C000142756 | Bank of New York Mellon8655608
Holdings [Line Items]
Percent of Total Investments	2.10%
C000142756 | Amdocs8655589
Holdings [Line Items]
Percent of Total Investments	2.00%
C000142756 | Gilead Sciences8655700
Holdings [Line Items]
Percent of Total Investments	1.90%
C000142756 | Altria Group8655586
Holdings [Line Items]
Percent of Total Investments	1.70%
C000142756 | Dropbox8655661
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142756 | International Business Machines8655723
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142756 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000142756 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000142756 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000142756 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000142756 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000142756 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000142756 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000142756 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000142756 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000142756 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000142756 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000142757 | AT&T8655600
Holdings [Line Items]
Percent of Total Investments	3.00%
C000142757 | Verizon Communications8655825
Holdings [Line Items]
Percent of Total Investments	2.90%
C000142757 | Cisco Systems8655637
Holdings [Line Items]
Percent of Total Investments	2.30%
C000142757 | Kroger8655740
Holdings [Line Items]
Percent of Total Investments	2.20%
C000142757 | Bank of New York Mellon8655608
Holdings [Line Items]
Percent of Total Investments	2.10%
C000142757 | Amdocs8655589
Holdings [Line Items]
Percent of Total Investments	2.00%
C000142757 | Gilead Sciences8655700
Holdings [Line Items]
Percent of Total Investments	1.90%
C000142757 | Altria Group8655586
Holdings [Line Items]
Percent of Total Investments	1.70%
C000142757 | Dropbox8655661
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142757 | International Business Machines8655723
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142757 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000142757 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000142757 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000142757 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000142757 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000142757 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000142757 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000142757 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000142757 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000142757 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000142757 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.20%